Document and Entity Information	May 31, 2019
Prospectus:
Document Type	497
Document Period End Date	May 31, 2019
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	May 31, 2019
Document Effective Date	May 31, 2019
Prospectus Date	Feb. 28, 2019
Direxion Daily MSCI Real Estate Bull 3X Shares | Direxion Daily MSCI Real Estate Bull 3X Shares
Prospectus:
Trading Symbol	DRN
Direxion Daily MSCI Real Estate Bear 3X Shares | Direxion Daily MSCI Real Estate Bear 3X Shares
Prospectus:
Trading Symbol	DRV
Direxion Daily Pharmaceutical & Medical Bull 3X Shares | Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Prospectus:
Trading Symbol	PILL